Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

April 12, 2022

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between Progress Residential Borrower 19, LLC (“Client”) and Bank of America, National Association (“BANA”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to BANA and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Client under that certain Evaluation Services Agreement, dated as of April 11, 2022, by and between RREM and Client, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “PROG 2022-SFR4 Tape_2.28.22_v3_Tape.xlsx” dated as of April 6, 2022 (the “Data Tape”). Furthermore:

1.       RREM has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable tenant and (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape.

2.       RREM has reviewed the Data Tape and, based on a review of the Broker Price Opinion for each Property obtained by RREM, RREM has determined that the values presented on the Data Tape match those on the Broker Price Opinion for such Property.

3.       RREM has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowners’, condominium, or other common-interest community association (“HOA”) and has determined, based on, among other things, including title review and that certain letter provided by Selene Title, LLC dated on or about the date hereof (the “Selene Title Report”), that the data provided by Client on the Data Tape is correctly reported except as otherwise set forth in the Selene Title Report.

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IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RADIAN REAL ESTATE MANAGEMENT LLC

By:	/s/ Tim Reilly
Name: Tim Reilly
Title: EVP